Investments Accounted for Using the Equity Method - Summarized Financial Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2016
Disclosure of associates [line items]
Revenue	¥ 3,197,812	¥ 3,291,188	¥ 2,097,224
Net profit (loss) for the year	376,171	44,290	135,080
Other comprehensive income (loss)	321,245	(243,709)	(13,485)
Comprehensive income (loss) for the year	697,416	(199,419)	121,595
Takeda’s share of comprehensive loss for the year	76	(23,987)	(43,627)
Non-current assets	10,199,400	10,351,662
Current assets	2,712,893	2,469,432
Non-current liabilities	(5,961,940)	(5,917,710)
Current liabilities	(1,773,176)	(2,175,898)
Equity	5,177,177	4,727,486	5,185,991	¥ 2,017,409
Goodwill	4,033,917	4,012,528
Carrying amount of investments accounted for using the equity method	112,468	107,334
Teva Takeda Pharma and Teva Takeda Yakuhin
Disclosure of associates [line items]
Revenue	68,788	79,987	89,686
Net profit (loss) for the year	(20,214)	(49,443)	(87,106)
Other comprehensive income (loss)	0	0	0
Comprehensive income (loss) for the year	(20,214)	(49,443)	(87,106)
Total comprehensive loss for the year (49.0%)	(9,905)	(24,227)	(42,682)
Other	14	32	211
Takeda’s share of comprehensive loss for the year	(9,891)	(24,195)	¥ (42,471)
Non-current assets	72,175	93,221
Current assets	118,771	114,827
Non-current liabilities	(7,028)	(11,365)
Current liabilities	(14,186)	(17,631)
Equity	169,732	179,052
Takeda’s share of equity (49.0%)	83,169	87,735
Goodwill	5,583	10,921
Deferred gain	(22,096)	(24,689)
Carrying amount of investments accounted for using the equity method	¥ 66,656	¥ 73,967
Ownership percentage	49.00%				49.00%